Condensed Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current Assets
Cash	$ 11,986
Accounts Receivable	3,500
Total Current Assets	15,486
TOTAL ASSETS	15,486	$ 0
Current Liabilities
Accounts payable	764	764
Related party advances	77,588	30,000
Total Current Liabilities	78,352	30,764
TOTAL LIABILITIES	$ 78,352	$ 30,764
STOCKHOLDERS' EQUITY
Preferred Stock, Authorized 50,000,000 preferred shares, $0.0001 par, none issued and outstanding on September 30, 2015 and December 31, 2014
Common Stock; Authorized 500,000,000 common shares, $0.0001 par, 20,000,000 issued and outstanding on September 30, 2015 and December 31, 2014	$ 2,000	$ 2,000
Additional paid-in capital	900
Total Common Stock	2,900	$ 2,000
Deficit accumulated during the development stage	(65,766)	(32,764)
TOTAL STOCKHOLDERS' DEFICIT	(62,866)	(30,764)
TOTAL LIABILITIES & STOCKHOLDERS' DEFICIT	$ 15,486	$ 0